RELATED-PARTY BALANCES AND TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non-current Assets	R$ 70,244,740	R$ 64,120,961
Assets	100,575,369	103,906,654
Current Liabilities	28,074,399	25,116,475
Non-current Liabilities	56,764,620	63,331,063
Other operating income and expenses	(7,577,051)	(7,426,742)	R$ (6,776,012)
Profit Loss	(1,506,726)	(1,538,141)	R$ 402,649
Other related parties [member]
IfrsStatementLineItems [Line Items]
Current Assets	2,035,251	1,849,194
Non-current Assets	53,328	190,131
Assets	2,088,579	2,039,325
Current Liabilities	93,756	325,883
Liabilities	93,756	325,883
Sales	79	903
Cost and expenses	(334,768)	(227,090)
Interest	83,874	38,588
Exchange rate variations andmonetary, net	24,040	141,190
Financial investments	(191,986)	(632,612)
Dividends receivable		42,347
Other operating income and expenses	5,687
Profit Loss	(413,074)	(636,674)
Other related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	864	184,892
Other related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	92,892	140,991
Other related parties [member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,979,060	912,533
Other related parties [member] | Investments Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets		860,591
Non-current Assets		142,423
Other related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets		191
Other related parties [member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	54,362	74,050
Other related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,829	1,829
Other related parties [member] | Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	53,328	47,708
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Current Assets	2,158,363	2,073,877
Non-current Assets	2,191,210	3,885,738
Assets	4,349,573	5,959,615
Current Liabilities	334,835	602,664
Non-current Liabilities		20,850
Liabilities	334,835	623,514
Sales	2,193,595	2,380,081
Cost and expenses	(2,452,504)	(2,596,455)
Interest	306,807	196,387
Exchange rate variations andmonetary, net	24,040	141,190
Financial investments	(191,986)	(632,612)
Dividends receivable		42,347
Other operating income and expenses	(212,152)
Profit Loss	(332,200)	(469,062)
Total for all related parties [member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	191,702	415,857
Total for all related parties [member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	117,292	186,807
Non-current Liabilities		20,850
Total for all related parties [member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	25,841
Total for all related parties [member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,979,060	912,533
Total for all related parties [member] | Investments Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets		860,591
Non-current Assets		142,423
Total for all related parties [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	97,299	92,171
Total for all related parties [member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	76,026	201,436
Total for all related parties [member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	4,147	5,315
Non-current Assets	2,137,882	1,903,028
Total for all related parties [member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	1,831	1,831
Non-current Assets		1,792,579
Total for all related parties [member] | Actuarial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	53,328	47,708
Subsidiaries And Associates [Member]
IfrsStatementLineItems [Line Items]
Current Assets	92,522	88,750
Non-current Assets	6,024	3,789
Assets	98,546	92,539
Current Liabilities	19,493	36,921
Liabilities	19,493	36,921
Sales	2,144,285	2,357,816
Cost and expenses		(179,022)
Interest	2,235	2,508
Other operating income and expenses	(219,635)
Profit Loss	1,926,885	2,181,302
Subsidiaries And Associates [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	19,493	13,676
Subsidiaries And Associates [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities		23,245
Subsidiaries And Associates [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	73,045	88,750
Subsidiaries And Associates [Member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	19,477
Subsidiaries And Associates [Member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Non-current Assets	6,024	3,789
Joint Ventures Joint Operation [Member]
IfrsStatementLineItems [Line Items]
Current Assets	30,590	135,933
Non-current Assets	2,131,858	3,691,818
Assets	2,162,448	3,827,751
Current Liabilities	221,586	239,860
Non-current Liabilities		20,850
Liabilities	221,586	260,710
Sales	49,231	21,362
Cost and expenses	(2,117,736)	(2,190,343)
Interest	220,698	155,291
Other operating income and expenses	1,796
Profit Loss	(1,846,011)	(2,013,690)
Joint Ventures Joint Operation [Member] | Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	171,345	217,289
Joint Ventures Joint Operation [Member] | Accounts Payables [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	24,400	22,571
Non-current Liabilities		20,850
Joint Ventures Joint Operation [Member] | Provision For Consumption [Member]
IfrsStatementLineItems [Line Items]
Current Liabilities	25,841
Joint Ventures Joint Operation [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Current Assets	24,254	3,230
Joint Ventures Joint Operation [Member] | Dividends Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	2,187	127,386
Joint Ventures Joint Operation [Member] | Loans Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	4,147	5,315
Non-current Assets	2,131,858	1,899,239
Joint Ventures Joint Operation [Member] | Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Current Assets	R$ 2	2
Non-current Assets		R$ 1,792,579